Commitments and contingencies	6 Months Ended
Sep. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Commitments and contingencies
Commitments and contingencies

At 30 September 2018, there were commitments for future capital expenditure contracted but not provided for of £1,851m (2017: £2,148m).

We also have other commitments relating primarily to commodity purchase contracts, operating leases and contingencies in the form of certain guarantees and letters of credit. Other than the repayment of the Guaranteed Notes (described in note 18), these commitments and contingencies are described in further detail on page 157 of the Annual Report and Accounts.

In October 2018, the High Court handed down a judgement involving the Lloyds Banking Group's defined benefit pension schemes, concluding that the schemes should equalise benefits for men and women in relation to guaranteed minimum pension benefits. See note 13 above for further details.

Litigation and claims

Through the ordinary course of our operations, we are party to various litigation, claims and investigations. We do not expect the ultimate resolution of any of these proceedings to have a material adverse effect on our results of operations, cash flows or financial position.